Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 533,346	¥ 472,758
Loans, current		114,592,615	116,369,874
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	115,125,961	116,842,632
Loans, greater than 90 days past due and accruing		13,291	16,007
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		285,593	257,330
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		247,753	215,428
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		45,559	42,199
Loans, current		49,909,000	50,809,612
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	49,954,559	50,851,811
Loans, greater than 90 days past due and accruing		5,800	6,900
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,355	11,551
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		35,204	30,648
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,111	4,633
Loans, current		11,091,641	11,142,730
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	11,094,752	11,147,363
Loans, greater than 90 days past due and accruing		2
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,367	1,597
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,744	3,036
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		123	278
Loans, current		700,051	716,967
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	700,174	717,245
Loans, greater than 90 days past due and accruing			1
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26	218
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		97	60
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,139	6,290
Loans, current		11,508,417	11,642,629
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	11,513,556	11,648,919
Loans, greater than 90 days past due and accruing		1,736	2,524
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,311	2,034
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,828	4,256
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,473	1,347
Loans, current		2,611,500	2,629,879
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	2,613,973	2,631,226
Loans, greater than 90 days past due and accruing		31	1
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,317	778
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,156	569
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,370	5,181
Loans, current		7,308,173	7,633,605
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	7,318,543	7,638,786
Loans, greater than 90 days past due and accruing			62
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,730	2,791
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,640	2,390
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	21
Loans, current		5,062,168	5,208,420
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	5,062,189	5,208,441
Loans, greater than 90 days past due and accruing
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,063	1,169
Loans, current		1,525,528	1,509,197
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,526,591	1,510,366
Loans, greater than 90 days past due and accruing		7
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		199	411
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		864	758
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		14,284	13,402
Loans, current		8,559,001	8,741,590
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	8,573,285	8,754,992
Loans, greater than 90 days past due and accruing
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		79	365
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		14,205	13,037
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		8,975	9,878
Loans, current		1,542,521	1,584,595
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,551,496	1,594,473
Loans, greater than 90 days past due and accruing		4,024	4,312
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,326	3,357
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,649	6,521
Commercial [Member] | Foreign [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		33,669	30,874
Loans, current		33,967,126	36,062,350
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	34,000,795	36,093,224
Loans, greater than 90 days past due and accruing		21	236
Commercial [Member] | Foreign [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,252	10,881
Commercial [Member] | Foreign [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,417	19,993
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		72,662	79,301
Loans, current		13,435,300	13,641,449
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	13,507,962	13,720,750
Loans, greater than 90 days past due and accruing		6,096	6,584
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		56,580	62,686
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,082	16,615
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		46,939	47,771
Loans, current		518,427	527,421
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	565,366	575,192
Loans, greater than 90 days past due and accruing
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,599	17,203
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,340	30,568
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		56,294	39,523
Loans, current		9,458,170	9,557,501
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	9,514,464	9,597,024
Loans, greater than 90 days past due and accruing		1,374	2,287
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36,588	28,696
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,706	10,827
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		241,518	233,090
Loans, current		6,249,090	5,771,541
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	6,490,608	6,004,631
Loans, greater than 90 days past due and accruing
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		131,259	126,313
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		110,259	¥ 106,777
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		36,705
Loans, current		1,055,502
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,092,207
Loans, greater than 90 days past due and accruing
Other [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,960
Other [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 18,745

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.